Consolidated Balance Sheets - USD ($)	May 31, 2018	Nov. 30, 2017
Current
Cash	$ 1,360,674	$ 1,897,061
Accounts receivable, net	445,898	689,619
Investment tax credits	726,490	636,489
Prepaid expenses, sundry and other assets	458,460	225,092
Inventory (Note 3)	185,518	115,667
Current Assets	3,177,040	3,563,928
Deferred offering costs (Note 6)	431,914	565,302
Property and equipment, net (Note 4)	3,059,458	3,267,551
Assets	6,668,412	7,396,781
Current
Accounts payable	2,931,487	2,060,084
Accrued liabilities	708,575	782,369
Employee costs payable	223,698	214,980
Convertible debenture (Note 5)	1,322,606	1,290,465
Deferred revenue (Note 3)	300,000	300,000
Current Liabilities	5,486,366	4,647,898
Deferred revenue (Note 3)	2,212,500	2,362,500
Liabilities	7,698,866	7,010,398
Shareholders' (deficiency)/equity
Capital stock (Note 6, 7 and 9) authorized, unlimited common shares without par value, unlimited preference shares issued and outstanding 43,537,850 common shares (November 30, 2017 - 34,704,516)	38,697,900	35,290,034
Additional paid-in capital	37,869,548	36,685,387
Accumulated other comprehensive income	284,421	284,421
Accumulated deficit	(77,882,323)	(71,873,459)
Shareholders' (Deficiency)/Equity	(1,030,454)	386,383
Contingencies (Note 11)
Liabilities and Shareholders' (Deficiency)/Equity	$ 6,668,412	$ 7,396,781